Property, plant and equipment, net	12 Months Ended
Mar. 31, 2018
Property, Plant and Equipment [Abstract]
Property, plant and equipment, net

7. Property, plant and equipment, net

Property, plant and equipment, net consist of the following:

			As of March 31,
	Estimated Useful Life (in years)	March 31, 2017 (INR)	2018 (INR)	2018 (US$)
Plant and machinery (solar power plants)	25	35,664,766	47,978,808	736,888
Furniture and fixtures	5	6,043	8,648	133
Vehicles	5	13,177	46,815	719
Office equipment	5	15,926	18,789	289
Computers	3	29,827	51,238	787
Leasehold improvements — solar power plant	25	2,434,449	3,192,794	49,037
Leasehold improvements — office	1-3	19,010	109,940	1,689

		38,183,198	51,407,031	789,541
Less: Accumulated depreciation		2,484,595	4,346,546	66,757

		35,698,603	47,060,485	722,784
Freehold land		1,421,912	2,176,920	33,434
Construction in progress		3,822,093	7,343,295	112,783

Total		40,942,608	56,580,700	869,002

Depreciation expense on property, plant and equipment was INR 679,698, INR 1,036,029 and INR 1,861,951 (US$ 28,597) for the years ended March 31, 2016, 2017 and 2018, respectively.

The Company has received government grants for the construction of rooftop projects amounting to INR 16,900, INR Nil and INR 50,378 (US$ 774) for the years ended March 31, 2016, 2017 and 2018, respectively. The proceeds from these grants have been recorded as a reduction to the carrying value of the related rooftop projects.